Retirement Benefit Obligation - Disclosure of the Effect of a Percentage Point Increase and Decrease in the Assumed Medical Cost Trend Rate (Details) - Medical cost trend rate - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Effect Of A Percentage Point Increase And Decrease In Actuarial Assumption	1.00%
Reasonably possible increase in actuarial assumption (as a percent)	1.00%	1.00%
Effect of a 1% increase on aggregate of service cost and finance costs	R 3	R 2
Effect of a 1% increase on defined benefit obligation	R 22	R 23
Reasonably possible decrease in actuarial assumption (as a percent)	1.00%	1.00%
Effect of a 1% decrease on aggregate of service cost and finance costs	R (2)	R (2)
Effect of a 1% decrease on defined benefit obligation	R (19)	R (19)